Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Current assets
Allowances for doubtful accounts	$ 28.5	$ 31.7
Accumulated depreciation and amortization	$ 447.7	$ 433.7
Diebold, Incorporated shareholders' equity
Preferred shares, par value	$ 0	$ 0
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares issued	0	0
Common shares, par value	$ 1.25	$ 1.25
Common shares, shares authorized	125,000,000	125,000,000
Common shares, shares issued	79,961,528	79,696,694
Common shares, shares outstanding	65,189,266	65,001,602
Treasury shares, at cost, shares	14,772,262	14,695,092